Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
7. Commitments and Contingencies

Operating Leases

Rent expense under operating leases was $314,000 and $214,000 in 2014 and 2013, respectively.

Future minimum lease payments, including termination fees, under noncancelable lease agreements as of December 31, 2014, are as follows:

Operating Lease
2015	$71,000
2016	44,000
2017	44,000
2018	43,000
2019	5,000
Total minimum lease payments	$207,000

The Company entered into an agreement with Virginia Biotechnology Research Partnership Authority for Richmond, Virginia laboratory space. At December 31, 2014, the Company’s minimum payment commitment for its rolling three-month lease of this laboratory space was $3,237.

In December 2014, the Company entered into an agreement with Nevis Limited and Charter Limited for laboratory space in Bedfordshire, United Kingdom. This agreement has an expiration date of December 2017, but the Company may terminate the lease at December 2015 at its option. At December 31, 2014, the Company’s minimum payment commitment for the Company’s Bedfordshire laboratory space was $9,300.

In 2014, the Company entered into an amended agreement with Office Suites Plus (now Regus Management Group, LLC) for office space in Glen Allen, Virginia. The agreement expires on April 30, 2015. At December 31, 2014, our minimum payment commitment for the Glen Allen space was $13,348.

In February 2014, the Company entered into an agreement with Avtotehna d.o.o. for manufacturing and research space in Ljubljana-Dobrunje, Slovenia. The lease has a termination date of February 2019, with extension provisions at the option of the Company, and a monthly payment is $3,615. At December 31, 2014, our minimum payment commitment for the Ljubljana-Dobrunje space was $181,757.  In addition, the Company expended $185,000 in 2014 for leasehold improvements related to this facility. These costs are being amortized on a straight-line basis over the life of the related lease.

The Company is subject to legal claims and actions related to the operations of its business. The Company does not expect the ultimate outcome of any such actions to have a material impact on its consolidated financial position or results of operations.